Goodwill	6 Months Ended
Jun. 30, 2023
Goodwill [Abstract]
GOODWILL

14 GOODWILL

On 3 June 2022, the Group acquired 100% of the shares of Spotlight Recreational Services LLC (“Spotlight”), a Company incorporated under the laws of the United Arab Emirates, pursuant to the signed sale and purchase agreement. Spotlight is engaged in operating live events. This acquisition has been accounted for in accordance with IFRS 3 Business Combinations.

Management believes there are no material provisional assets and liabilities to be recorded at the date of the acquisition, further Management is of the opinion that there is no identifiable intangible assets at the date of acquisition, hence all the purchase consideration were recorded as goodwill in these condensed interim consolidated financial statements. The purchase consideration were as follows:

●	USD 350,000 paid in cash at closing of acquisition which has been fully paid is at December 31, 2022

●	USD 250,000, to be paid in shares

At June 30, 2023, the share payment mentioned above was still due for issuance.

The acquired business contributed a loss of USD 64,929 and revenue of USD 1,734,679 for the six-month period ended June 30, 2023.